Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [Abstract]
Intangible Assets and Goodwill
	Customer relationships	Goodwill	Total
Cost
Balance, December 31, 2021	–	–	–
Acquired through business acquisition	$4,240	$11,543	$15,783
Balance, December 31, 2022	$4,240	$11,543	$15,783

Balance, December 31, 2021	–	–	–
Amortization	648	–	648
Balance, December 31, 2022	$648	$–	$648

Net book value as of
December 31, 2021	$–	$–	$–
December 31, 2022	$3,592	$11,543	$15,135